Cash, Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2014
Cash, Cash Equivalents and Short-term Investments
Schedule of Cash, cash equivalents and short-term investments

	As of December 31,
	2013	2014
	(In thousands)
Cash and cash equivalents:
Cash	$13,332	$53,512
Cash equivalents:
Bank time deposits	233,104	229,950

	246,436	283,462

Short-term investments:
Bank time deposits	252,342	166,414

Total cash, cash equivalents and short-term investments	$498,778	$449,876